LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 1, 2019 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS

LISTED IN SCHEDULE A

THE FOLLOWING CHANGE IS EFFECTIVE AS OF MARCH 1, 2019.

The following disclosure is added to each fund’s Statement of Additional Information:

The Fund’s transfer agent, acting on behalf of the Fund, may place a temporary hold for up to 25 business days on the disbursement of redemption proceeds from an account held directly with the Fund if the transfer agent, in consultation with the Fund reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. In order to delay payment of redemption proceeds under these circumstances, the Fund and the transfer agent must adopt certain policies and procedures and otherwise comply with the terms and conditions of no-action relief provided by the SEC staff. Financial exploitation means: (A) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (B) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (i) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (ii) convert the Specified Adult’s money, assets or property. The transfer agent and/or the Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, the transfer agent is not required to delay the disbursement of redemption proceeds and does not assume any obligation to do so. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is a natural person (A) age 65 and older, or (B) age 18 and older and whom the fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2019
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2019
BrandywineGLOBAL – Global Flexible Income Fund	May 1, 2018
BrandywineGLOBAL – Global High Yield Fund	February 1, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2018
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2018
Martin Currie Emerging Markets Fund	February 1, 2019
Martin Currie International Unconstrained Equity Fund	September 28, 2018
QS Global Market Neutral Fund	February 1, 2019
QS International Equity Fund	February 1, 2019
QS Strategic Real Return Fund	February 1, 2019
QS U.S. Small Capitalization Equity Fund	May 1, 2018
RARE Global Infrastructure Value Fund	February 1, 2019

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2018
ClearBridge All Cap Value Fund	February 1, 2019
ClearBridge Dividend Strategy Fund	May 1, 2018
ClearBridge International Small Cap Fund	February 1, 2019
ClearBridge Large Cap Growth Fund	March 31, 2018
ClearBridge Small Cap Value Fund	February 1, 2019
EnTrustPermal Alternative Core Fund	May 1, 2018
QS Conservative Growth Fund	June 1, 2018
QS Defensive Growth Fund	June 1, 2018
QS Global Dividend Fund	February 1, 2019
QS Growth Fund	June 1, 2018
QS Moderate Growth Fund	June 1, 2018
QS S&P 500 Index Fund	February 1, 2019
QS U.S. Large Cap Equity Fund	March 31, 2018

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 28, 2018
Western Asset California Municipals Fund	June 29, 2018
Western Asset Corporate Bond Fund	May 1, 2018
Western Asset Emerging Markets Debt Fund	June 29, 2018
Western Asset Global High Yield Bond Fund	May 1, 2018
Western Asset Income Fund	November 30, 2018
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2018
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2018
Western Asset Intermediate-Term Municipals Fund	August 1, 2018
Western Asset Managed Municipals Fund	June 29, 2018
Western Asset Massachusetts Municipals Fund	March 31, 2018
Western Asset Mortgage Backed Securities Fund	May 1, 2018
Western Asset Municipal High Income Fund	November 30, 2018
Western Asset New Jersey Municipals Fund	August 1, 2018
Western Asset New York Municipals Fund	August 1, 2018
Western Asset Oregon Municipals Fund	August 31, 2018
Western Asset Pennsylvania Municipals Fund	August 1, 2018
Western Asset Short Duration High Income Fund	November 30, 2018
Western Asset Short Duration Municipal Income Fund	June 29, 2018
Western Asset Short-Term Bond Fund	May 1, 2018
Western Asset Short Term Yield Fund	November 30, 2018

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2018
Western Asset Institutional Liquid Reserves	December 27, 2018
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2018
Western Asset Institutional U.S. Treasury Reserves	December 27, 2018
Western Asset Select Tax Free Reserves	December 27, 2018

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2018
Western Asset New York Tax Free Money Market Fund	December 27, 2018
Western Asset Prime Obligations Money Market Fund	December 27, 2018
Western Asset Tax Free Reserves	December 27, 2018
Western Asset U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2018
Western Asset Premium U.S. Treasury Reserves	December 27, 2018

Fund	Date of Statement of Additional Information

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2018
Western Asset Core Plus Bond Fund	May 1, 2018
Western Asset High Yield Fund	September 28, 2018
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2018
Western Asset Intermediate Bond Fund	September 28, 2018
Western Asset Total Return Unconstrained Fund	September 28, 2018

Please retain this supplement for future reference.

LMFX500375

3